Risks and uncertainties (Detail)	Sep. 30, 2017 USD ($) shares	Dec. 31, 2016 CAD shares	Dec. 31, 2016 USD ($) shares
A/F Protein, Inc.
Concentration Risk [Line Items]
Long-term investment (in shares) | shares	216,281	216,281	216,281
Ownership percentage (less than)	1.00%	1.00%	1.00%
Cost basis | $	$ 21,628		$ 21,628
Concentration of credit risk | Cash | Canada
Concentration Risk [Line Items]
Deposits in Canadian bank accounts	$ 85,005	CAD 267,449	$ 198,901